Investment in Equity-Accounted Investees (Tables)	12 Months Ended
Mar. 31, 2026
Equity Method Investments [Abstract]
Summary of Financial Information for Individually Immaterial Associates

The Group has interests in a number of individually immaterial equity-accounted investees. The following table analyses, in aggregate, the carrying amount of interests and share of profit (loss) and other comprehensive income in these associates and joint venture.

	As at March 31
Particulars	2025	2026
Carrying amount of interests in associates	1,914	1,586

	For the year ended March 31
Particulars	2024	2025	2026
Company's share of loss in associates	(23)	(64)	(2)
Company's share of profit in joint venture	75	—	—
Company's share of other comprehensive income in associates	—	—	—
Company's share of other comprehensive income in joint venture	—	—	—
Company's share of total comprehensive income (loss)	52	(64)	(2)